Investments and assets and liabilities held for sale, Disposal of interest in Leccaros Participacoes S.A. (Details) - Leccaros Participacoes S.A. [Member] R$ in Thousands		12 Months Ended
	Apr. 23, 2018 BRL (R$) Installment	Dec. 31, 2017 BRL (R$)
Disposal of interest in Leccaros Participacoes S.A. [Abstract]
Net assets		R$ 6,566
Net assets attributable to equity holders		3,283
Gains on sale of investments		37,567
Gain on sale of investments attributable to equity holders		R$ 18,784
Subsequent Event [Member]
Disposal of interest in Leccaros Participacoes S.A. [Abstract]
Sale of ownership interest	50.00%
Total selling price	R$ 22,067
Cash received	10,000
Cash yet to be received	R$ 12,067
Number of installments | Installment	24